Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

The compensation committee generally approves annual grants to executive officers at a meeting that occurs following performance review by the compensation committee. In addition to the annual grants, stock awards may be granted at other times during the year in special circumstances. We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information based on equity award grant dates, vesting events or sales events. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for our named executive officers. We did not grant any stock options to our named executive officers in the last completed fiscal year during the period from four business days to one business day after the filing of any of our Quarterly Reports on Form 10-Q or Current Reports on Form 8-K that disclosed material nonpublic information.

Award Timing Method	The compensation committee generally approves annual grants to executive officers at a meeting that occurs following performance review by the compensation committee. In addition to the annual grants, stock awards may be granted at other times during the year in special circumstances.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information based on equity award grant dates, vesting events or sales events